SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies Tables
Restatement of Consolidated Balance Sheet

	September 30, 2015
	As previously reported	Error correction		As restated
Cash	$57,977	$(914)	(b)	$57,063
Total current assets	$239,627	$(914)	(b)	$238,713
Deposits	$56,774	$(1,749)	(b)	$55,025
Fixed assets, net	$1,004,971	$(355,173)	(b)	$649,798
Total assets	$2,187,922	$(357,836)	(b)	$1,830,086
Accounts payable and accrued expenses	$1,644,274	$(214,538)	(b)	$1,429,736
Accounts payable to related parties	$—	$213,642	(b)	$213,642
Total current liabilities	$2,193,382	$(896)	(b)	$2,192,486
Total liabilities	$4,369,643	$(200,896)	(b)	$4,168,747
Additional paid-in capital	$9,063,091	$862,266	(a)(b)	$9,925,357
Accumulated deficit	$(11,405,190)	$(862,266)	(a)(b)	$(12,267,456)
Non-controlling interest	$156,940	$(156,940)	(b)	$—
Total stockholders’ equity to the Company	$2,187,922	$(357,836)	(a)(b)	$1,830,086
(a) To record impact of stock purchase discount granted to certain officers and stockholders (b) Correction related to the deconsolidation of Atlas Global, LLC

	December 31, 2014
	As previously reported	Error correction		As restated
Cash	$157,692	$(15,658)	(b)	$142,034
Accounts receivable	$34,562	$(17,033)	(a)(b)	$17,529
Prepaid assets	$9,362	$(1,000)	(a)(b)	$8,362
Total current assets	$418,725	$(33,691)	(a)(b)	$385,034
Deposits	$35,258	$(881)	(a)(b)	$34,377
Fixed assets, net	$1,129,151	$(466,967)	(b)	$662,184
Tenant improvements, net	$523,915	$53,866	(b)(c)	$577,781
Total assets	$2,107,049	$(447,673)	(a)(b)(c)	$1,659,376
Accounts payable and accrued expenses	$910,251	$(134,598)	(b)	$775,653
Equipment loan- current portion	$45,052	$(5,247)	(b)	$39,805
Loans from related parties-current portion	$89,000	$(89,000)	(b)	$—
Total current liabilities	$1,167,923	$(173,313)	(b)	$994,610
Notes payable to related party	$200,000	$(200,000)	(b)	$—
Notes payable	$700,000	$(200,000)	(b)	$500,000
Total liabilities	$3,112,840	$(573,313)	(b)	$2,539,527
Accumulated deficit	$(6,557,152)	$59,117	(a)(b)(c)	$(6,498,035)
Total stockholders’ equity of the Company	$(939,268)	$59,117	(a)(b)(c)	$(880,151)
Non-controlling interest	$(66,523)	$66,523	(b)	$—
Total stockholders’ equity to the Company	$(1,005,791)	$125,640	(a)(b)(c)	$(880,151)
(a) To correct errors related to allowance for doubtful accounts. (b) Correction related to the deconsolidation of Atlas Global, LLC (c) To correct error related to undercapitalized assets

	December 31, 2013
	As previously reported	Error correction		As restated
Cash	$250,188	$(26,777)	(b)	$223,411
Accounts receivable	$21,137	$(18,988)	(a)(b	$2,149
Total current assets	$501,443	$(45,765)	(a)(b)	$455,678
Fixed assets, net	$858,743	$(440,047)	(b)	$418,696
Total assets	$1,432,474	$(485,812)	(b)	$946,662
Accounts payable and accrued expenses	$270,525	$(69,856)	(b)	$200,669
Equipment loan- current portion	$30,829	$(7,936)	(b)	$22,893
Loans from related parties-current portion	$37,000	$(37,000)	(b)	$—
Total current liabilities	$469,936	$(75,166)	(b)	$394,770
Equipment loan	$84,523	$(5,247)	(b)	$79,276
Notes payable to related party	$200,000	$(200,000)	(b)	$—
Notes payable	$200,000	$(200,000)	(b)	$—
Total liabilities	$1,117,867	$(480,413)	(b)	$637,454
Accumulated deficit	$(1,744,347)	$(80,217)	(a)(b)	$(1,824,564)
Total stockholders’ equity of the Company	$389,425	$(80,217)	(a)	$309,208
Non-controlling interest	$74,818	$74,818	(b)	$—
Total stockholders’ equity to the Company	$314,607	$(5,399)	(a)(b)	$309,208
(a) To correct errors related to allowance for doubtful accounts. (b) Correction related to the deconsolidation of Atlas Global, LLC

Restatement of Consolidated Statements of Operations
	Three months ended September 30, 2015
	As previously reported	Error correction		As restated
Wholesale revenues	$28,620	$(8,995)	(a)	$19,625
Total revenues	$1,592,062	$(8,995)	(a)	$1,583,067
Cost of revenues	$(292,299)	$(13,375)	(a)	$(305,674)
Gross profit	$1,299,763	$(22,370)	(a)	$1,277,393
Payroll and related expenses	$1,061,353	$(54)	(a)	$1,061,299
General and administrative expenses	$707,153	$862	(a)	$708,015
Professional fees	$43,069	$(8,664)	(a)	$34,405
Depreciation expense	$89,630	$(19,472)	(a)	$70,158
Total operating expenses	$2,677,637	$(27,328)	(a)	$2,650,309
Loss from operations	$(1,377,874)	$4,958	(a)	$(1,372,916)
Interest expense	$(93,843)	$7,671	(a)	$(86,172)
Other income	$9,967	$(4,054)	(a)	$5,913
Total other expense	$(83,876)	$3,617	(a)	$(80,259)
Net loss	$(1,461,750)	$8,575	(a)	$(1,453,175)
Less: Net gain (loss) attributable to non-controlling interest	$(8,575)	$8,575	(a)	$—
(a) Correction related to the deconsolidation of Atlas Global, LLC

	Nine months ended September 30, 2015
	As previously reported	Error correction		As restated
Wholesale revenues	$222,198	$(6,633)	(b)	$215,565
Total revenues	$5,359,052	$(6,633)	(b)	$5,352,419
Cost of revenues	$(1,176,270)	$(177,827)	(b)	$(1,354,097)
Gross profit	$4,182,782	$(184,460)	(b)	$3,998,322
Payroll and related expenses	$3,668,087	$463,146	(a)(b)	$4,131,233
General and administrative expenses	$2,013,659	$(51,557)	(b)	$1,962,102
Professional fees	$511,637	$(29,853)	(b)	$481,784
Depreciation expense	$258,819	$(62,380)	(b)	$196,439
Total operating expenses	$8,526,961	$319,356	(a)(b)	$8,846,317
Loss from operations	$(4,344,179)	$(503,816)	(a)(b)	$(4,847,995)
Interest expense	$(210,031)	$32,000	(b)	$(178,031)
Other income	$33,999	$(28,086)	(b)	$5,913
Total other expense	$(176,032)	$3,914	(b)	$(172,032)
Net loss	$(4,520,211)	$(499,902)	(a)(b)	$(5,020,113)
Less: Net gain (loss) attributable to non-controlling interest	$29,255	$(29,255)	(b)	$—
Net loss attributable to the Company	$(4,549,466)	$(470,647)	(a)(b)	$(5,020,113)
(a) To record impact of stock purchase discount granted to ceratin officers and stockholders (b) Correction related to the deconsolidation of Atlas Global, LLC

	December 31, 2014
	As previously reported	Error correction		As restated
Wholesale revenues	$853,293	$(463,771)	(b)	$389,522
Total revenues	$6,060,865	$(463,771)	(b)	$5,597,094
Cost of revenues	$(1,367,870)	$(385,626)	(b)	$(1,753,496)
Gross profit	$4,692,995	$(849,397)	(b)	$3,843,598
Payroll and related expenses	$3,486,860	$(326,097)	(b)	$3,160,763
General and administrative expenses	$2,564,527	$(426,960)	(a)(b)(c)	$2,137,567
Rent expense	$1,742,732	$(500)	(b)	$1,742,232
Professional fees	$862,439	$(62,949)	(b)	$799,490
Depreciation expense	$249,703	$(97,993)	(b)	$151,710
Total operating expenses	$8,906,261	$(914,499)	(b)	$7,991,762
Loss from operations	$(4,213,266)	$65,102	(a)(b)(c)	$(4,148,164)
Interest expense	$(81,617)	$65,544	(b)	$(16,073)
Other income	$41,266	$(33,363)	(b)	$7,903
Total other expense	$(40,351)	$32,181	(b)	$(8,170)
Net loss	$(4,253,617)	$97,283	(a)(b)(c)	$(4,156,334)
Less: Net gain (loss) attributable to non-controlling interest	$42,051	$(42,051)	(b)	$—
Net loss attributable to the Company	$(4,295,668)	$139,334	(b)	$(4,156,334)
Basic loss per common share	$(0.24)	$0.01	(a)(b)(c)	$(0.23)
(a) To correct errors related to allowance for doubtful accounts. (b) Correction related to the deconsolidation of Atlas Global, LLC Correct (c) Error related to undercapitalized assets

	December 31, 2013
	As previously reported	Error correction		As restated
Wholesale revenues	$1,359,243	$(1,306,497)	(b)	$52,746
Total revenues	$4,512,807	$(1,306,497)	(b)	$3,206,310
Cost of revenues	$(1,059,740)	$538,643	(b)	$(521,097)
Gross profit	$3,453,067	$(767,854)	(b)	$2,685,213
Payroll and related expenses	$1,593,230	$(110,792)	(b)	$1,482,438
General and administrative expenses	$1,523,904	$(459,299)	(a)(b)	$1,064,605
Rent expense	$667,590	$(36,892)	(b)	$630,698
Professional fees	$1,000,133	$(145,455)	(b)	$854,678
Depreciation expense	$180,688	$(102,367)	(b)	$78,321
Total operating expenses	$4,965,545	$(854,805)	(b)	$4,110,740
Loss from operations	$(1,512,478)	$86,951	(b)	$(1,425,527)
Interest expense	$(80,152)	$79,648	(b)	$(504)
Other income	$38,011	$(38,011)	(b)	$—
Total other expense	$(42,141)	$41,637	(b)	$(504)
Net loss	$(1,554,619)	$128,588)	(b)	$(1,426,031)
Less: Net gain (loss) attributable to non-controlling interest	$(101,650)	$101,650	(b)	$—
Net loss attributable to the Company	$(1,452,969)	$(26,938)	(b)	$(1,426,031)
(a) To correct errors related to allowance for doubtful accounts. (b) Correction related to the deconsolidation of Atlas Global, LLC

Restatement of Consolidated Statements of Equity
	December 31, 2014
	As previously reported	Error correction		As restated
Accumulated deficit	$(6,557,152)	$59,117	(a)(b)(c)	$(6,498,035))
Total stockholders’ equity of the Company	$(939,268)	$59,117	(a)(b)(c)	$(880,151)
Non-controlling interest	$(66,523)	$66,523	(b)	$—
Total stockholders’ equity to the Company	$(1,005,791)	$125,640	(a)(b)(c)	$(880,151)
(a) To correct errors related to allowance for doubtful accounts. (b) Correction related to the deconsolidation of Atlas Global, LLC (c) To correct error related to undercapitalized assets

	December 31, 2013
	As previously reported	Error correction		As restated
Accumulated deficit	$(1,744,347)	$(80,217)	(a)(b)	$(1,824,564)
Total stockholders’ equity of the Company	$389,425	$(80,217)	(a)	$309,208
Non-controlling interest	$74,818	$74,818	(b)	$—
(a) To correct errors related to allowance for doubtful accounts. (b) Correction related to the deconsolidation of Atlas Global, LLC

Restatement of Consolidated Statements of Cash Flows
	Nine months ending September 30, 2015
	As previously reported	Error correction		As restated
Net loss	$(4,520,211)	$(499,902)	(a)(b)	$(5,020,113)
Stock based compensation	$—	$470,647	(a)(b)	$470,647
Depreciation and amortization	$258,819	$(62,380)	(a)	$196,439
Increase in prepaid expenses	$6,362	$(1,000)	(a)	$5,362
Increase in deposits	$(21,516)	$868	(a)	$(20,648)
Increase (decrease) in accounts payable related party	$—	$158,110	(a)	$158,110
Increase (decrease) in accounts payable	$734,023	$(79,940)	(a)	$(654,083)
Increase (decrease) in accounts receivable	$20,471	$(2,942)	(a)(b)	$17,529
Net cash used in operating activities	$(2,890,200)	$(16,539)	(a)(b)	$(2,906,739)
Purchase of fixed assets	$(107,586)	$10,586	(b)	$(97,000)
Proceeds from sale of fixed assets	$60,000	$(60,000)	(b)	$—
Net cash used in investment activities	$(382,649)	$(49,414)	(b)	$(432,063)
Dividends paid to shareholders	$(369,713)	$75,450	(b)	$(294,263)
Principal payments on capital leases	$(39,367)	$5,247	(b)	$(34,120)
Net cash provided by financing activities	$3,173,134	$80,697	(b)	$3,253,831
Net increase (decrease) in cash	$(99,715)	$14,744	(b)	$(84,971)
Beginning cash balance	$157,692	$(15,658)	(b)	$142,034
Ending cash balance	$57,977	$(914)	(b)	$57,063
Supplemental disclosure of cash flow information
Cash paid for interest	$103,858	$(13,333)	(b)	$90,525
(a) To correct errors related to allowance for doubtful accounts. (b) Correction related to the deconsolidation of Atlas Global, LLC

	December 31, 2014
	As previously reported	Error correction		As restated
Net loss	$(4,253,617)	$97,283	(a)(b)	$(4,156,334)
Depreciation and amortization	$249,703	$(97,993)	(a)	$151,710
Increase in deposits	$(14,991)	$(881)	(a)	$(14,110)
Increase in prepaid expenses	$(9,362)	$1,000	(a)	$(8,362)
Increase (decrease in accounts payable	$—	$15,906	(a)	$15,906
Increase (decrease) in accounts payable	$639,726	$(64,742)	(a)	$574,984
Increase (decrease) in accounts receivable	$(13,425)	$(1,955)	(a)(b)	$(15,380)
Net cash used in operating activities	$(2,486,978)	$(36,424)	(a)(b)	$(2,536,598)
Purchase of fixed assets	$(420,303)	$126,079	(b)	$(294,224)
Investment in tenant improvements	$(479,386)	$(53,866)	(b)	$(533,252)
Net cash used in investing activities	$(899,689)	$72,213	(b)	$(827,476)
Proceeds from issuance of Common stock	$3,251,112	$(20,000)	(b)	$3,231,112
Dividends paid to shareholders	$(474,233)	$53,756	(b)	$(420,477)
Proceeds from related party debts	$52,000	$(52,000)	(b)	$—
Principal payments on capital leases	$(34,708)	$6,770	(b)	$(27,938)
Net cash provided by financing activities	$3,294,171	$(11,474)	(b)	$3,282,697
Net increase (decrease) in cash	$(92,496)	$11,119	(b)	$(81,377)
Beginning cash balance	$250,188	$(26,777)	(b)	$223,411
Ending cash balance	$157,692	$(15,658)	(b)	$142,034
Supplemental disclosure of cash flow information
Cash paid for interest	$49,617	$(33,544)	(b)	$16,073
(a) To correct errors related to allowance for doubtful accounts. (b) Correction related to the deconsolidation of Atlas Global, LLC

	December 31, 2013
	As previously reported	Error correction		As restated
Net loss	$(1,554,619)	$128,588	(a)(b)	$(1,426,031)
Depreciation and amortization	$180,688	$(102,367)	(a)	$78,321
Increase in deposits	$(14,267)	$(881)	(a)	$(15,148)
Increase (decrease) in accounts payable	$130,065	$(61,274)	(a)	$(68,791)
Increase (decrease) in accounts receivable	$39,932	$(22,232)	(a)(b)	$17,700
Net cash used in operating activities	$(1,101,855)	$(18,540)	(a)(b)	$(1,120,395)
Purchase of fixed assets	$(110,677)	$(74,271)	(b)	$(184,948)
Net cash used in investment activities	$(110,677)	$(74,271)	(b)	$(184,948)
Dividends paid to shareholders	$(113,042)	$106,065	(b)	$(6,977)
Proceeds from related party debts	$37,000	$(37,000)	(b)	$—
Principal payments on capital leases	$(19,245)	$6,770	(b)	$(12,475)
Net cash provided by financing activities	$1,404,713	$75,835	(b)	$1,480,548
Net increase (decrease) in cash	$192,181	$(16,976)	(b)	$175,205
Beginning cash balance	$58,007	$(9,801)	(b)	$48,206
Ending cash balance	$250,188	$(26,777)	(b)	$223,411
Supplemental disclosure of cash flow information
Cash paid for interest	$73,485	$(72,9814)	(b)	$504
(a) To correct errors related to allowance for doubtful accounts. (b) Correction related to the deconsolidation of Atlas Global, LLC